Property, Plant and Equipment, Goodwill and Intangible Assets, Depreciation and amortization expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation and amortization expense [Abstract]
Depreciation and amortization	$ 1,267	$ 1,393	$ 1,385
Property, plant and equipment [Member]
Depreciation and amortization expense [Abstract]
Depreciation and amortization	1,033	1,146	1,143
Investments in PO Joint Ventures and Louisiana Joint Venture[Member]
Depreciation and amortization expense [Abstract]
Depreciation and amortization	155	156	72
Emission allowances [Member]
Depreciation and amortization expense [Abstract]
Depreciation and amortization	8	12	58
Various contracts [Member]
Depreciation and amortization expense [Abstract]
Depreciation and amortization	18	20	20
Customer relationships [Member]
Depreciation and amortization expense [Abstract]
Depreciation and amortization	19	20	20
Software costs [Member]
Depreciation and amortization expense [Abstract]
Depreciation and amortization	14	12	8
Other [Member]
Depreciation and amortization expense [Abstract]
Depreciation and amortization	$ 20	$ 27	$ 64